Supplemental Oil and Gas Disclosures - Unaudited Information of Future Net Cash Flows For Oil and Gas Reserves, Net of Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	$ 154,598	$ 161,347
Production costs	(50,544)	(52,408)
Development costs	(15,155)	(17,225)
Income tax expense	(23,428)	(24,216)
Net cash flows	65,471	67,498
10 percent discount rate	(32,877)	(32,945)
Discounted future net cash flows	32,594	34,553
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	79,654	84,060
Production costs	(26,032)	(27,230)
Development costs	(4,834)	(6,768)
Income tax expense	(12,832)	(12,740)
Net cash flows	35,956	37,322
10 percent discount rate	(20,117)	(19,464)
Discounted future net cash flows	15,839	17,858
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	19,260	20,512
Production costs	(8,105)	(8,543)
Development costs	(2,458)	(2,916)
Income tax expense	(678)	(754)
Net cash flows	8,019	8,299
10 percent discount rate	(3,987)	(4,472)
Discounted future net cash flows	4,032	3,827
Egypt [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	16,864	16,210
Production costs	(2,590)	(2,126)
Development costs	(1,899)	(1,756)
Income tax expense	(4,328)	(4,246)
Net cash flows	8,047	8,082
10 percent discount rate	(2,193)	(2,107)
Discounted future net cash flows	5,854	5,975
Australia [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	20,637	20,823
Production costs	(4,494)	(4,896)
Development costs	(2,283)	(2,484)
Income tax expense	(3,072)	(3,172)
Net cash flows	10,788	10,271
10 percent discount rate	(6,423)	(6,361)
Discounted future net cash flows	4,365	3,910
North Sea [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	15,359	16,732
Production costs	(8,147)	(8,451)
Development costs	(3,284)	(3,053)
Income tax expense	(2,376)	(3,163)
Net cash flows	1,552	2,065
10 percent discount rate	(85)	(98)
Discounted future net cash flows	1,637	1,967
Argentina [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Cash inflows	2,824	3,010
Production costs	(1,176)	(1,162)
Development costs	(397)	(248)
Income tax expense	(142)	(141)
Net cash flows	1,109	1,459
10 percent discount rate	(242)	(443)
Discounted future net cash flows	$ 867	$ 1,016